Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits
NOTE 8.	DEPOSITS

Deposit account balances at December 31, 2011 and 2010 are summarized as follows:

	2011	2010
Non-interest bearing	$28,433,587	$24,624,361
Interest-bearing demand	5,513,729	5,088,279
Money market	22,220,023	20,539,734
Individual savings	9,567,472	9,037,684
Time deposits $100,000 or greater	126,350,997	113,019,690
Other time deposits	84,812,974	102,972,547

Total	$276,898,782	$275,282,295

The scheduled maturities of time deposits at December 31, 2011 are as follows:

2012	$130,789,865
2013	30,306,692
2014	29,725,141
2015	12,343,438
2016 and thereafter	7,998,835

Total	$211,163,971

At December 31, 2011 and 2010, the Company had brokered deposits of $13,854,654 and $19,571,210, respectively.

At December 31, 2011 and 2010, overdraft demand deposits reclassified to loans totaled $62,961 and $69,940, respectively.